BUSINESS ACQUISITION (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Business Acquisitions in FY 2019 [Member]
Business Acquisition [Line Items]
Pro forma net revenues	$ 2,570,616	$ 1,725,115
Pro forma net income attributable to TAL Education Group	$ 357,886	$ 187,607
Pro forma net income per share - basic	$ 1.88	$ 1.07
Pro forma net income per share - diluted	$ 1.79	$ 0.98
Business Acquisitions in FY 2018 [Member]
Business Acquisition [Line Items]
Pro forma net revenues		$ 1,715,774	$ 1,043,718
Pro forma net income attributable to TAL Education Group		$ 198,105	$ 115,055
Pro forma net income per share - basic		$ 1.13	$ 0.71
Pro forma net income per share - diluted		$ 1.03	$ 0.65